Other Current Assets	12 Months Ended
Sep. 30, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Current Assets

Note 4. Other Current Assets

Other current assets consisted of the following at September 30:

	2024	2025	2025
	HK$	HK$	US$

Rental deposits	1,948,820	2,137,499	274,641
Other deposits	320,600	528,410	67,894
Prepayment	1,459,205	2,894,114	371,856
Total other current assets	3,728,625	5,560,023	714,391